Oppenheimer Strategic Bond Fund/VA A Series of Oppenheimer Variable Account Funds

Oppenheimer Variable Account Funds—Oppenheimer Strategic Bond Fund/VA

Objective
Oppenheimer Strategic Bond Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks a high level of current income principally derived from interest on debt securities. The Fund primarily invests in three sectors: foreign fixed income securities, U.S. Government securities and lower rated, high yield domestic corporate bonds (commonly known as “junk bonds.”) Investing in foreign securities entails additional expenses and risks including foreign currency fluctuations while investing in junk bonds carries a greater risk of default.
Narrative by Art Steinmetz, Co-Portfolio Manager
The Fund’s performance during the fiscal year that ended December 31, 2000, reflected the challenging conditions in the world’s fixed income markets-especially for several of the asset classes in which the Fund invests. A series of economic events contributed to these challenges and greatly influenced how we structured the Fund. Most notably, these events included the incremental tightening of the money supply by the U.S. Federal Reserve, the U.S. Treasury buyback of long-term government debt, the strength of the U.S. dollar against foreign currencies, and the steady flow of foreign capital into U.S. markets.
        On the domestic front, long-term U.S. Treasury securities rallied because of heightened investor demand and limited supply following the announcement of the buyback in January 2000. In addition, the gradual cooling of the U.S. economy, a result of tighter monetary policy, proved beneficial for interest-rate-sensitive securities, with prices rising as bond yields declined. Mortgage-backed securities performed solidly, although the rally in U.S. Treasuries kept them at bay. The high yield market, however, was hurt by oversupply, inflation fears and declining demand.
        Abroad, emerging market securities performed well, bolstered by economic recovery, rising oil prices and the anticipated “soft landing” of the U.S. economy. On the other hand, developed foreign markets largely fared poorly, as struggling currencies promoted a one-way flow of capital into the United States.
        For the most part, we emphasized higher yielding, credit-sensitive securities over those with greater interest rate sensitivity. Credit-sensitive securities include high yield corporate bonds and emerging market debt. Both of these asset classes provided above average income streams, which helped offset the effects of declining bond prices on the Fund. In terms of interest-rate-sensitive securities, we focused on long-term U.S. Treasuries, which offered substantial price appreciation that benefited the Fund.(1)
        The Fund invests primarily in three core sectors: U.S. Government issues; foreign government bonds, including emerging market debt; and high yield corporate securities, both foreign and domestic. In terms of our U.S. Government allocation, we reduced our Treasury holdings slightly over the period and increased our allocation to mortgage-backed securities, which we considered more attractively valued. On the international side, we incrementally reduced our holdings in developed market currencies while increasing our exposure to dollar-denominated emerging market debt. In the high yield category, we upgraded the quality of our telecommunications and media positions. However, the bulk of our high yield holdings remained in lower rated securities that, in our view, offered better return potential.
Of our good performers for the period, emerging market debt was the best. The economic recovery that followed the global financial crisis of 1998 was especially marked in the core markets of Russia, Brazil and Mexico. And, as these markets recovered, investor interest moved in tandem. Mortgage-backed securities also performed reasonably well, despite the overwhelming attention placed on U.S. Treasuries.(2)

1. The Fund’s portfolio (and duration) is subject to change.
2. Mortgage-backed securities may be subject to substantial price volatility.
Oppenheimer Variable Account Funds—Oppenheimer Strategic Bond Fund/VA

One subset of mortgage-backed securities—“interest only” bonds—was the standout in this category. Unlike most fixed income securities, which decline in value when interest rates rise, prices of “interest only” bonds have appreciated with each rate hike over the past year.
        High yield corporate bonds, in turn, provided generally modest returns, reflecting equally modest demand. In an attempt to rekindle investor interest, new securities were issued at higher yields, creating pricing pressures on existing securities. This negatively affected the total return of many high yield bonds. Still, we received generous coupon income and, in essence, were being paid to wait.
        We were disappointed during the period by the performance of foreign bonds from developed markets. Even though European economies were growing at slower, more sustainable rates than the U.S. economy—in reality, a positive sign of growth—investor sentiment favored faster growing U.S. issues. Japan, on the other hand, continued to be mired in recession, which kept bond yields there unattractively low.
Going forward, we remain generally neutral on interest rates, and believe that several key market sectors currently offer good value. Both high yield corporate bonds and mortgage-backed securities present interesting opportunities, and we’ll continue to monitor these areas closely. We currently see limited possibilities for additional price appreciation in emerging markets. European markets may be slowly rebounding, evidenced by an apparent strengthening of the euro. Accordingly, we have cautiously increased our exposure slightly to this area of the world. In all events, our ongoing search for compelling value is the most telling reason why Oppenheimer Strategic Bond Fund/VA is an important part of The Right Way to Invest.
Management’s discussion of performance. During the fiscal year that ended December 31, 2000, Oppenheimer Strategic Bond Fund/VA reflected challenging conditions in the global fixed income markets. The U.S. Treasury buyback and a tighter monetary policy benefited interest-rate-sensitive securities. Global economic recovery, rising oil prices and a potential soft landing of the U.S. economy fueled some credit-sensitive assets. The portfolio focused on high yield corporate bonds, emerging market debt and mortgage-backed securities, which provided attractive income and some price appreciation. Exposure to European and Japanese markets proved disappointing during most of the year, thus having a negative impact on the Fund’s performance. The managers reduced those foreign holdings, as weak currencies and low yields made investors seek opportunities in U.S. markets. Toward the end of the period, the managers slightly increased Fund exposure to European markets. The Fund’s portfolio holdings, allocations and strategies are subject to change.
Oppenheimer Variable Account Funds-Oppenheimer Strategic Bond Fund/VA

Comparing the Fund’s performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
        The Fund’s performance is compared to the performance of both Lehman Brothers Aggregate Bond Index and Salomon Brothers World Government Bond Index. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market. The Salomon Brothers World Government Bond Index is an unmanaged index of fixed rate bonds having a maturity of one year or more, and is widely recognized as a benchmark of fixed income performance on a worldwide basis. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the indices.

The Fund’s performance may from time to time be subject to short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund’s performance, please call us at 1.800.981.2871.
The performance information in the graph for both indices begins on 4/30/93. The inception date of the Fund was 5/3/93.
Total returns include changes in net asset value per share and do not include the charges associated with the separate account products, which offer this fund. Such performance would have been lower if such charges were taken into account. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gain distributions.
Past performance is not predictive of future performance.
Statement of Investments December 31, 2000

	Principal Amount	Market Value See Note 1

Asset-Backed Securities—1.7%

American Money Management Corp., Commercial Debt Obligations Sub. Bonds, Series I, Cl. D1, 13.602%, 1/15/12(1)	$ 200,000	$ 204,000

Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust Pass-Through Certificates, Series 2000-LB1, Cl. M2F, 8.70%, 3/21/29	1,000,000	1,020,937

Embarcadero Aircraft Securitization Trust Bonds, Series 2000-A, Cl. B, 7.72%, 8/15/25(1)(2)	1,952,240	1,954,681

Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates, Series 1997-RR, Cl. F, 7.771%, 4/30/39(1)	600,032	362,832

NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD, 8.75%, 12/25/28	318,152	289,121

Option One Mortgage Trust, Collateralized Mtg. Obligations, Series 1999-1A, 10.06%, 3/26/29(1)	215,192	208,131

Principal Residential Mortgage Capital Resources Trust, Collateralized Mtg. Obligations, Real Estate Mtg. Investment Conduit, Series 2000-1, Cl. A, 8.27%, 6/20/05(1)(2)	1,000,000	1,000,000

Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through Certificates, Series 1998-1A, 5%, 11/25/27(1)	157,498	155,924
Total Asset-Backed Securities (Cost $5,336,520)		5,195,626

Mortgage-Backed Obligations—25.3%

Government Agency—19.6%

FHLMC/FNMA/Sponsored—11.0% Federal Home Loan Mortgage Corp.: 8%, 10/15/30(3)	3,100,000	3,178,461
11%, 11/1/14	401,845	438,976

Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation Certificates, Series 151, Cl. F, 9%, 5/15/21	635,770	671,730

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security, Series 194, Cl. IO, 8.54%, 4/1/28(4)	39,817,695	10,309,050

Federal National Mortgage Assn.: 6.50%, 5/1/29	1,439,809	1,420,012
7%, 1/25/29(3)	8,800,000	8,813,728
7.50%, 1/25/28(3)	3,200,000	3,247,008
7.50%, 8/1/25	355,380	361,489

Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Trust 1993-202, Cl. PH, 6.50%, 2/25/22	4,500,000	4,570,290

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security, Trust 294, Cl. 2, 7.50%, 2/1/28(4)	2,026,862	494,048
		33,504,792

GNMA/Guaranteed—8.6% Government National Mortgage Assn.: 7%, 3/15/28-7/15/28	13,438,514	13,497,243
7.125%, 11/20/25	131,283	132,392
7.50%, 2/15/27	2,107,970	2,146,188
8%, 11/15/25-5/15/26	1,919,733	1,972,175

Government National Mortgage Assn., Gtd. Multiclass Mtg. Participation Certificates, Series 1999-27, Cl. PQ, 7.50%, 8/16/28	8,220,125	8,533,476
		26,281,474
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Private—5.7%

Commercial—5.6% Ameriquest Finance Trust II, Collateralized Mtg. Obligations, Series 2000-1, Cl. D, 8.50%, 5/15/30(1)	$ 626,603	$ 602,323

Ameriquest Finance Trust III, Collateralized Mtg. Obligations, Series 2000-IA, Cl. D, 8.50%, 7/15/30(1)	3,956,838	3,825,768

AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg. Pass-Through Certificates, Series 1997-C1, Cl. G, 7%, 6/17/29(1)	100,000	84,312

Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates: Series 1997-D4, Cl. B1, 7.525%, 4/14/29(2)	375,000	301,846
Series 1997-D5, Cl. B1, 6.93%, 2/14/41	300,000	195,609
Series 1997-D5, Cl. B2, 6.93%, 2/14/41	1,250,000	571,973

FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 1994-C1, Cl. 2G, 8.70%, 9/25/25	153,594	148,314

First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates: Series 1997-CHL1, Cl. D, 8.001%, 5/25/08(1)(2)	350,000	297,172
Series 1997-CHL1, Cl. E, 8.124%, 2/25/11(1)(2)	600,000	448,312

First Union-Lehman Brothers Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15	225,00 0	183,516

General Motors Acceptance Corp., Collateralized Mtg. Obligations, Series 1998-C1, Cl. E, 7.09%, 3/15/11(2)	800,000	777,250

GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1, Cl. X, 7.87%, 7/15/27(4)	3,840,017	289,201

GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates: Series 1997-C1, Cl. G, 7.414%, 11/15/11	440,000	347,462
Series 1997-C2, Cl. F, 6.75%, 4/16/29	250,000	152,734

Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates, Series 1995-C2, Cl. D, 7.598%, 6/15/21(2)	191,297	194,092

Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates: Series 1996-C1, Cl. F, 7.398%, 2/15/28(2)(5)	162,744	120,342
Series 1997-HF1, Cl. F, 6.86%, 2/15/10(1)	150,000	127,688
Series 1997-RR, Cl. D, 7.771%, 4/30/39(1)	450,024	361,918
Series 1997-RR, Cl. E, 7.772%, 4/30/39(1)(2)	300,016	212,918
Series 1997-XL1, Cl. G, 7.695%, 10/3/30(1)	390,000	345,150

Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates, Series 1997-MC1, Cl. F, 7.452%, 5/20/07(1)	63,720	55,237

Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06(5)	1,800,000	1,592,438

Prudential Heritage, Commercial Mtg. Obligations, Series 2000-C1, Cl. A2, 7.306%, 10/6/15	4,000,000	4,065,000

Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates, Series 1994-C2, Cl. E, 8%, 4/25/25	949,026	940,130

Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through Certificates, Series 1996-C1, Cl. F1, 8.876%, 1/20/06(2)	1,000,000	791,875

Structured Asset Securities Corp., Multiclass Pass-Through Certificates, Series 1995-C4, Cl. E, 8.877%, 6/25/26(1)(2)	46,290	46,840
		17,079,420
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Residential—0.1% Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through Certificates, Series 1996-B, Cl. 1, 7.136%, 4/25/26(1)	$ 369,834	$ 257,497
Total Mortgage-Backed Obligations (Cost $80,318,906)		77,123,183

U.S. Government Obligations—8.9%

U.S. Treasury Bonds: 6.25%, 5/15/30	2,600,000	2,903,469
6.50%, 11/15/26(6)	5,200,000	5,842,112
8.125%, 8/15/21(7)	1,415,000	1,850,175
8.875%, 2/15/19	735,000	1,010,204
11.875%, 11/15/03	500,000	587,559
STRIPS, 5.33%, 5/15/17(8)	6,000,000	2,395,164
STRIPS, 6.24%, 5/15/05(8)	5,704,000	4,560,291

U.S. Treasury Nts.: 6%, 8/15/09	1,373,000	1,449,612
6.50%, 10/15/06	6,000,000	6,405,474
Total U.S. Government Obligations (Cost $26,231,874)		27,004,060

Foreign Government Obligations-18.7%

Argentina—2.3% Argentina (Republic of) Bonds: 11.375%, 3/15/10	940,000	853,050
11.75%, 6/15/15	1,760,000	1,597,200

Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas: Series PRO1, 2.774%, 4/1/07(2)ARP	2,859,300	2,000,915
Series PRO2, 6.616%, 4/1/07(2)(9)	255,375	208,479

Argentina (Republic of) Global Unsec. Unsub. Bonds, Series BGL5, 11.375%, 1/30/17(7)	1,820,000	1,626,170

Argentina (Republic of) Unsec. Unsub. Nts., 11.75%, 4/7/09	467,000	435,477

Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas, Series PBA1, 2.774%, 4/1/07(2)ARP	165,883	105,928

City of Buenos Aires Bonds, Series 3, 10.50%, 5/28/04(1)ARP	55,000	45,723
		6,872,942

Belgium—0.9% Belgium (Kingdom of) Bonds, Series 35, 5.75%, 9/28/1EUR	2,870,000	2,788,147

Brazil—2.7% Brazil (Federal Republic of) Bonds: 12.25%, 3/6/30	1,015,000	941,412
12.75%, 1/15/20	1,435,000	1,399,125

Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr., 8%, 4/15/14	547,977	425,025

Brazil (Federal Republic of) Eligible Interest Bonds, 7.625%, 4/15/06(2)	74,800	69,844

Brazil (Federal Republic of) Gtd. Disc. Bonds, 7.625%, 4/15/24(2)	911,000	695,776

Brazil (Federal Republic of) Par Bonds, 6%, 4/15/24(2)	855,000	592,087

Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40	3,450,600	2,817,415

Brazil (Federal Republic of) Unsub. Bonds, 14.50%, 10/15/09	1,130,000	< u> 1,250,345
		8,191,029
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Bulgaria—0.1% Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer Bonds, Tranche A, 3%, 7/28/12(2)	$ 94,000	$ 69,795

Bulgaria (Republic of) Interest Arrears Debs., Series PDI, 7.75%, 7/28/11(2)	335,000	252,087
		321,882

Canada—0.1% Canada (Government of) Bonds: 7%, 12/1/06CAD	425,000	306,888
Series J24, 10.25%, 2/1/04CAD	130,000	98,553
		405,441

Colombia—0.1% Colombia (Republic of) Unsec. Unsub. Bonds: 7.625%, 2/15/07	10,000	7,925
11.75%, 2/25/20	255,000	218,662

Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06(1)	150,000	120,375
		346,962

Finland—0.9% Finland (Republic of) Bonds, 5.75%, 2/23/11EUR	2,740,000	2,710,091

France—1.3% France (Government of) Bonds, Obligations Assimilables du Tresor, 5.50%, 4/25/07EUR	4,100,000	4,003,470

Germany—0.4% Germany (Republic of) Bonds, 5.375%, 1/4/10EUR	1,295,000	1,260,498

Great Britain—0.6% United Kingdom Treasury Bonds, 8%, 6/10/03GBP	1,070,000	1,697,465

Greece—0.2% Hellenic (Republic of) Bonds, 8.60%, 3/26/08GRD	207,200,000	679,098

Italy—1.0% Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali: 5.25%, 12/15/05EUR	330,000	315,910
5.50%, 11/1/10EUR	2,840,000	2,733,138
		3,049,048

Ivory Coast—0.0% Ivory Coast (Government of) Past Due Interest Bonds, Series F, 3/29/18(10)FRF	2,892,750	51,757

Japan—1.4% Japan (Government of) 10 yr. Bonds, Series 188, 3.20%, 9/20/06JPY	447,200,000	4,374,650

Mexico—1.1% United Mexican States Bonds: 11.50%, 5/15/26(7)	1,845,000	2,246,288
Series A, 7.532%, 12/31/19(2)	405,000	403,988

United Mexican States Disc. Bonds, Series D, 7.425%, 12/31/19(2)	130,000	129,675

United Mexican States Nts., 9.875%, 2/1/10	570,000	613,035
		3,392,986
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Norway—0.4% Norway (Government of) Bonds, 5.50%, 5/15/09NOK	12,285,000	$ 1,347,958

Panama—0.2% Panama (Republic of) Interest Reduction Bonds, 4.50%, 7/17/14(2)	561,000	443,891

Peru-0.7% Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 4.50%, 3/7/17(2)	1,145,000	741,388

Peru (Republic of) Sr. Nts., Zero Coupon, 4.53%, 2/28/16(8)	2,965,323	1,338,844
		2,080,232

Portugal—0.1% Portugal (Republic of) Obrig Do Tes Medio Prazo Unsub. Nts., 5.85%, 5/20/10EUR	350,000	343,370

Russia—2.8% Russian Federation Sr. Unsec. Unsub. Nts., 11.75%, 6/10/03	320,000	299,000

Russian Federation Unsec. Unsub. Nts.: 8.25%, 3/31/10	417,366	261,37 5
8.75%, 7/24/05	2,252,000	1,717,150
12.75%, 6/24/28	1,282,000	1,068,868

Russian Federation Unsub. Bonds, 8.25%, 3/31/10	1,595,000	997,673

Russian Federation Unsub. Nts., 2.50%, 3/31/30(2)	11,141,875	4,181,685
		8,525,751

South Africa—0.4% South Africa (Republic of) Bonds, Series 153, 13%, 8/31/10ZAR	8,700,000	1,166,794

Spain—0.3% Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado, 5.15%, 7/30/09EUR	930,000	874,709

Turkey—0.6% Turkey (Republic of) Bonds, 11.75%, 6/15/10	1,420,000	1,295,750

Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09	530,000	494,225
		1,789,975

Venezuela—0.1% Venezuela (Republic of) Collateralized Par Bonds: Series W-A, 6.75%, 3/31/20	100,000	74,750
Series W-B, 6.75%, 3/31/20	105,000	78,488

Venezuela (Republic of) Debs., Series DL, 7.875%, 12/18/07(2)	2,868	2,316
		155,554
Total Foreign Government Obligations (Cost $55,632,911)		56,873,700

Loan Participations—0.5%

Algeria (Republic of) Trust III Nts., Tranche 3, 2.387%, 3/4/10(1)(2)JPY	80,052,000	470,533

ING Barings LLC, Bank Mandiri Linked Nts., Series 5C, 7.937%, 6/1/05(1)(2)	250,000	197,500

PT Bank Ekspor Impor Indonesia Nts., Series 4 yr., 10.344%, 8/25/02(1)(2)	300,000	276,375

Shoshone Partners Loan Trust Sr. Nts., 8.507%, 4/28/02 (representing a basket of reference loans and a total return swap between Chase Manhattan Bank and the Trust)(1)(2)	750,000	573,015
Total Loan Participations (Cost $1,717,736)		1,517,423
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Corporate Bonds and Notes—34.1%

Aerospace/Defense—0.5% BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08	$ 250,000	$ 249,375

Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts., Series 1997-1, Cl. 1, 1/1/01(1)	175,000	171,937

Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09(1)	550,000	409,750

Greater Toronto Airports Authority, 5.40% Debs., 12/3/02CAD	240,000	159,821

Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06	300,000	202,500

Pentacon, Inc., 12.25% Sr. Unsec. Nts., Series B, 4/1/09	550,000	299,75 0

SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07	200,000	193,000
		1,686,133

Chemicals—1.1% Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07	200,000	188,000

Huntsman Corp./ICI Chemical Co. plc: 10.125% Sr. Unsec. Sub. Nts., 7/1/09	600,000	586,500
10.125% Sr. Unsec. Sub. Nts., 7/1/09EUR	300,000	285,191
Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(8)	750,000	210,000

Lyondell Chemical Co.: 9.625% Sr. Sec. Nts., Series A, 5/1/07	400,000	389,000
10.875% Sr. Sub. Nts., 5/1/09(11)	400,000	377,000

NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03	140,000	142,100

PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(1)	175,000	41,125

Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(10)	250,000	46,250

Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07	500,000	332,500

Polytama International Finance BV, 11.25% Sec. Nts., 6/15/07(1)(10)(12)	145,104	14,873

Reliance Industries Ltd., 10.25% Unsec. Nts., Series B, 1/15/97	300,000	249,156

Sterling Chemicals, Inc.: 11.75% Sr. Unsec. Sub. Nts., 8/15/06	290,000	140,650
12.375% Sr. Sec. Nts., Series B, 7/15/06	400,000	370,000
		3,372,345

Consumer Durables—0.0% Icon Health & Fitness, Inc., 12% Unsec. Nts., 7/15/05(1)	55,000	30,250

Consumer Non-Durables—0.7% AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(1)(13)	150,000	57,000

AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08	100,000	77,625

Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08	236,000	224,495

Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08	400,000	218,000

Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(1)(10)	315,000	31

Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07	200,000	89,000

Indorayon International Finance Co. BV, 10% Nts., 3/29/01(1)(10)(12)	100,000	25,000

Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08(1)	200,000	187,000

Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06	1,000,000	740,000

Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05	425,000	414,906

Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(10)	70,000	2,450

Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04	100,000	96,000
		2,131,507
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Energy—2.2% Chesapeake Energy Corp.: 9.125% Sr. Unsec. Nts., 4/15/06	$ 100,000	$ 101,250
9.625% Sr. Unsec. Nts., Series B, 5/1/05	600,000	620,250

Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07	400,000	222,000

Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08	400,000	349,000

Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09	400,000	398,500

Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05	550,000	591,250

Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08	560,000	312,200

Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp., 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09	400,000	422,000

Nuevo Energy Co., 9.375% Sr. Sub. Nts., 10/1/10(5)	400,000	403,000

Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08	400,000	342,000

Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D, 11/15/06	400,000	404,000

Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07	370,000	366,300

R & B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06	300,000	355,500

RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08	630,000	488,250

RBF Finance Co., 11% Sr. Sec. Nts., 3/15/06	375,000	435,937

Statia Terminals International NV/Statia Terminals (Canada), Inc., 11.75% First Mtg. Nts., Series B, 11/15/03	175,000	181,125

Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07	270,000	274,050

Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(13)	500,000	412,500
		6,679,112

Financial—1.7% Alpha Wind 2000-A Ltd.: 11.311% Nts., 5/23/01(1)(2)	250,000	250,000
13.751% Nts., 5/23/01(1)(2)	400,000	400,000

Americredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06	600,000	573,000

AMRESCO, Inc.: 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05	300,000	169,500
10% Sr. Sub. Nts., Series 97-A, 3/15/04	100,000	56,500

ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06	162,500	153,562

Bakrie Investindo, Zero Coupon Promissory Nts., 7/10/1998(1)(10)(12)IDR	1,000,000,000	15,504

Bank Plus Corp., 12% Sr. Nts., 7/18/07	7,000	5,845

Federal Home Loan Bank, 5.625% Unsec. Unsub. Nts., 6/10/03GBP	115,000	171,835

Finova Capital Corp., 7.25% Nts., 11/8/04	200,000	120,212

General Motors Acceptance Corp., 6.875% Nts., Series EC, 9/9/04GBP	540,000	819,720

Hanvit Bank: 0%/12.75% Unsec. Sub. Nts., 3/1/10(5)(13)	795,000	787,794
0%/12.75% Unsec. Sub. Nts., 3/1/10(13)	415,000	411,238

IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds, 12/29/49(2)(5)	400,000	364,523

LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/1/07	200,000	211,000

Local Financial Corp., 11% Sr. Nts., 9/8/04(5)	150,000	150,750

Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(1)	150,000	89,250
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Financial (continued) Ocwen Financial Corp., 11.875% Nts., 10/1/03	$ 150,000	$ 129,750

Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04(1)(10)(12)	90,000	3,150

PT Polysindo Eka Perkasa: 11% Nts., 6/18/03(1)(10)(12)	100,000	13,000
24% Nts., 6/19/03(10)[12]IDR	164,300,000	2,208

Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08	245,000	208,250

SBS Agro Finance BV, 10.25% Bonds, 7/21/01(1)(10)(12)	339,000	14,407

Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(10)(12)	80,000	24,400

		5,145,398

Food & Drug—0.3% Family Restaurants, Inc., 9.75% Sr. Nts., 2/1/02	500,000	137,500

Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07	500,000	345,000

Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07	200,000	189,000

Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04	155,000	162,527
		834,027

Food/Tobacco—0.3% Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08	300,000	209,250

Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(13)	71,000	54,315

Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05	200,000	159,000

SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08	400,000	375,500

Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07	200,000	133,000
		931,065

Forest Products/Containers—1.2% Ball Corp.: 7.75% Sr. Unsec. Nts., 8/1/06	125,000	122,187
8.25% Sr. Unsec. Sub. Nts., 8/1/08	125,000	120,937

Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05(1)	250,000	26,250

Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04	700,000	297,500

Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07	200,000	127,000

Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09	750,000	778,125

Repap New Brunswick, Inc., 10.625% Second Priority Sr. Sec. Nts., 4/15/05	650,000	673,562

Riverwood International Corp.: 10.625% Sr. Unsec. Nts., 8/1/07	750,000	753,750
10.875% Sr. Sub. Nts., 4/1/08	250,000	226,250

SD Warren Co., 14% Unsec. Nts., 12/15/06(9)	417,149	454,692

U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07	150,000	120,750
		3,701,003
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Gaming/Leisure—2.2% Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07	$275,000	$ 256,437

Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09	450,000	416,250

HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08	500,000	487,500

Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07	250,000	259,375

Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07	325,000	329,875

Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07	425,000	428,187

Intrawest Corp., 9.75% Sr. Nts., 8/15/08	350,000	353,500

Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06	400,000	386,000

Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07	750,000	744,375

Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07	325,000	299,000

Mohegan Tribal Gaming Authority: 8.125% Sr. Nts., 1/1/06	300,000	302,250
8.75% Sr. Unsec. Sub. Nts., 1/1/09	700,000	702,625

Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(1)(10)(12)	250,000	—

Premier Parks, Inc.: 0%/10% Sr. Disc. Nts., 4/1/08(13)	200,000	139,000
9.25% Sr. Nts., 4/1/06	100,000	96,500
9.75% Sr. Nts., 6/15/07	100,000	97,500

Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06	200,000	189,250

Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts., 7/1/10	800,000	825,000

Trump Atlantic City Associates/Trump Atlantic City Funding, Inc., 11.25% First Mtg. Nts., 5/1/06	25,000	16,500

Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25% Mtg. Nts., 11/15/04	250,000	246,250
		6,575,374

Healthcare—1.1% Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts., Series B, 10/1/09	227,500	240,012

Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08	900,000	821,250

Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08DEM	25,000	12,061

ICN Pharmaceuticals, Inc.: 8.75% Sr. Nts., 11/15/08(1)	200,000	201,000
9.75% Sr. Nts., 11/15/08(5)	350,000	351,750

Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07(1)	250,000	212,500

Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08	700,000	493,500

Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07	650,000	668,687

Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09	300,000	327,000
		3,327,760
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Housing—0.7% Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06	$ 300,000	$ 76,500

D.R. Horton, Inc.: 8% Sr. Nts., 2/1/09	400,000	362,000
9.75% Sr. Sub. Nts., 9/15/10	400,000	378,000

Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10	300,000	259,500

Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09	200,000	76,000

Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04(1)	300,000	282,000

Nortek, Inc.: 9.125% Sr. Unsec. Nts., Series B, 9/1/07	650,000	589,875
9.25% Sr. Nts., Series B, 3/15/07	150,000	137,625
		2,161,500

Information Technology—1.4% Amkor Technologies, Inc., 9.25% Sr. Unsec. Nts., 5/1/06	700,000	663,250

Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05	250,000	175,000

Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05	200,000	185,000

EchoStar Broadband Corp., 10.375% Sr. Nts., 10/1/07(5)	900,000	888,750

Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07	500,000	472,500

Fisher Scientific International, Inc.: 9% Sr. Unsec. Sub. Nts., 2/1/08	400,000	373,000
9% Sr. Unsec. Sub. Nts., 2/1/08	105,000	97,913

Flextronics International Ltd., 9.875% Sr. Sub. Nts., 7/1/10(5)	500,000	490,000

Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05	1,000,000	830,000

Seagate Technology International, 12.50% Sr. Unsec. Sub. Nts., 11/15/07(5)	150,000	142,500
		4,317,913

Manufacturing—1.0% Actuant Corp., 13% Sr. Sub. Nts., 5/1/09	300,000	274,500

AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11	500,000	291,250

Blount, Inc., 13% Sr. Sub. Nts., 8/1/09	400,000	310,000

Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07	150,000	38,250

Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08	300,000	196,500

Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08	500,000	47,500

Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07	150,000	113,250

Insilco Corp., 12% Sr. Sub. Nts., 8/15/07	400,000	398,000

International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05	125,000	122,500

Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07	300,000	253,500

Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08	200,000	57,000

Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07	540,000	477,900

Terex Corp.: 8.875% Sr. Unsec. Sub. Nts., 4/1/08(1)	250,000	216,563
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08	100,000	86,625

Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03	50,000	45,250
		2,928,588
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Media/Entertainment: Broadcasting—1.1% Chancellor Media Corp.: 8.125% Sr. Sub. Nts., Series B, 12/15/07	$ 200,000	$ 202,000
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07	400,000	412,000

Citadel Broadcasting Co., 9.25% Sr. Unsec. Sub. Nts., 11/15/08	250,000	243,750

Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08	450,000	363,375

Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09	600,000	558,000

Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02	50,000	50,750

Radio One, Inc., 12% Sr. Sub. Nts., Series B, 5/15/04	100,000	102,500

Sinclair Broadcast Group, Inc.: 8.75% Sr. Sub. Nts., 12/15/07	100,000	90,000
9% Sr. Unsec. Sub. Nts., 7/15/07	210,000	193,200

Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09	800,000	708,000

Young Broadcasting, Inc.: 8.75% Sr. Sub. Debs., 6/15/07	275,000	250,594
9% Sr. Sub. Nts., Series B, 1/15/06	100,000	93,000
		3,267,169

Media/Entertainment: Cable/Wireless Video—2.6% Adelphia Communications Corp.: 7.875% Sr. Unsec. Nts., 5/1/09	350,000	287,000
8.375% Sr. Nts., Series B, 2/1/08	100,000	86,500
9.25% Sr. Nts., 10/1/02	385,000	377,300
9.375% Sr. Nts., 11/15/09	500,000	442,500
10.50% Sr. Unsec. Nts., Series B, 7/15/04	70,000	69,475
10.875% Sr. Unsec. Nts., 10/1/10	250,000	242,500

Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(13)	1,750,000	1,019,375
8.25% Sr. Unsec. Nts., 4/1/07	400,000	364,000
10% Sr. Nts., 4/1/09	50,000	48,750

Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10	200,000	91,000

Comcast UK Cable Partner Ltd., 11.20% Sr. Disc. Debs., 11/15/07	250,000	213,750

Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05	825,000	742,500

Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08(1)	50,000	41,000

EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09	1,045,000	1,018,875

EchoStar I Bonds, 8.25%, 2/26/01(1)	9,344	9,345

EchoStar II Sinking Fund Bonds, 8.25%, 11/9/01(1)	38,922	38,922

Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09	400,000	399,000

NTL Communications Corp.: 0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(13)	85,00 0	46,325
9.875% Sr. Unsec. Nts., Series B, 11/15/09EUR	200,000	158,205

NTL, Inc.: 0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08[13]	300,000	165,750
0%/9.75% Sr. Nts., Series B, 4/15/09[13]GBP	775,000	509,386
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08[13]GBP	115,000	92,765
10% Sr. Nts., Series B, 2/15/07	100,000	86,750
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Media/Entertainment: Cable/Wireless Video (continued) Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07	$ 200,000	$ 211,000

Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD	400,000	261,651

Telewest Communications plc: 0%/9.875% Sr. Disc. Nts., 4/15/09[13]GBP	425,000	299,974
11% Sr. Disc. Debs., 10/1/07	200,000	179,000

United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(13)	770,000	319,550

United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B, 8/1/09	250,000	161,250
		7,983,398

Media/Entertainment: Diversified Media—0.7% IPC Magazines Group plc: 0%/10.75% Bonds, 3/15/08[13]GBP	200,000	176,268
9.625% Bonds, 3/15/08GBP	300,000	376,438

Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07	150,000	151,125

Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06	50,000	51,750

Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08	200,000	141,000

Time Warner Entertainment Co. LP, 8.375% Sr. Debs., 3/15/23	300,000	325,066

WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp., 12.75% Sr. Sub. Nts., 11/15/09	800,000	645,000

Ziff Davis Media, Inc., 12% Sr. Sub. Nts., 7/15/10(5)	200,000	158,000
		2,024,647

Media/Entertainment: Telecommunications—6.0% 360networks, Inc.: 12% Sr. Unsec. Sub. Nts., 8/1/09	100,000	75,000
13% Sr. Unsec. Nts., 5/1/08EUR	250,000	183,086

Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07	400,000	154,000

Colo.com, Units (each unit consists of $1,000 principal amount of 13.875% sr. nts., 3/15/10 and one warrant to purchase 19.9718 shares of common stock at $.01 per share)(5)(14)	400,000	254,000

COLT Telecom Group plc: 0%/12% Sr. Unsec. Disc. Nts., 12/15/06(13)	400,000	364,000
7.625% Bonds, 7/31/08DEM	600,000	263,549
10.125% Sr. Nts., 11/30/07GBP	100,000	152,368

Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07	80,000	68,40 0

Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(13)	800,000	100,000

Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1)	200,000	141,000

Exodus Communications, Inc.: 10.75% Sr. Unsec. Sub. Nts., 12/15/09	850,000	735,250
11.25% Sr. Nts., 7/1/08	665,000	595,175
11.625% Sr. Nts., 7/15/10(5)	875,000	783,125

FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(13)	250,000	28,750

FLAG Telecom Holdings Ltd.: 11.625% Sr. Nts., 3/30/10[1]EUR	150,000	109,851
11.625% Sr. Unsec. Nts., 3/30/10	150,000	117,750

Focal Communications Corp.: 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(13)	250,000	106,250
11.875% Sr. Unsec. Nts., Series B, 1/15/10	375,000	256,875
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Media/Entertainment: Telecommunications (continued) Global Crossing Holdings Ltd.: 9.125% Sr. Unsec. Nts., 11/15/06	$ 500,000	$481,250
9.625% Sr. Unsec. Nts., 5/15/08	500,000	472,500

Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06EUR	250,000	95,064

Intermedia Communications, Inc.: 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(13)	500,000	202,500
8.50% Sr. Nts., Series B, 1/15/08	250,000	176,250
8.875% Sr. Nts., 11/1/07	365,000	257,325

International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(13)	500,000	437,500

Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09EUR	900,000	545,031

KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(13)	800,000	56,000

Level 3 Communications, Inc.: 0%/10.50% Sr. Disc. Nts., 12/1/08(13)	1,000,000	545,000
9.125% Sr. Unsec. Nts., 5/1/08	850,000	690,625
11% Sr. Unsec. Nts., 3/15/08	750,000	663,750
11.25% Sr. Unsec. Nts., 3/15/10	250,000	218,750

McLeodUSA, Inc.: 8.125% Sr. Unsec. Nts., 2/15/09	600,000	517,500
8.375% Sr. Nts., 3/15/08	513,000	459,135
9.25% Sr. Nts., 7/15/07	75,000	69,000

Metromedia Fiber Network, Inc.: 10% Sr. Nts., 12/15/09	550,000	459,250
10% Sr. Unsec. Nts., Series B, 11/15/08	400,000	334,000

Metromedia International Group, Inc., 0%/10.50% Sr. Unsec. Disc. Nts., 9/30/07(13)	436,950	205,367

MGC Communications, Inc./Mpower Holding Corp., 13% Sr. Unsec. Nts., 4/1/10	500,000	225,000

NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10	350,000	26,250

Ntelos, Inc., 13% Sr. Nts., 8/15/10(5)	450,000	317,250

OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(10)	100,000	62,500

PSINet, Inc.: 10% Sr. Unsec. Nts., Series B, 2/15/05(11)	500,000	132,500
10.50% Sr. Unsec. Nts., 12/1/06EUR	100,000	28,636
11% Sr. Nts., 8/1/09	300,000	79,500

Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(13)	495,000	454,045

RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10	500,000	257,500

Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10	500,000	117,500

RSL Communications plc: 0%/10% Bonds, 3/15/08(1)(13)DEM	100,000	3,720
10.50% Sr. Unsec. Nts., 11/5/08	250,000	17,500
12.875% Sr. Unsec. Nts., 3/1/10	600,000	39,000

Shaw Communications, Inc., 8.54% Debs., 9/30/27CAD	340,000	218,256

Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09EUR	500,000	417,81 1

Teligent, Inc., 11.50% Sr. Nts., 12/1/07	500,000	67,500

Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08	100,000	92,500
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Media/Entertainment: Telecommunications (continued) United Pan-Europe Communications NV: 0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(1 3)	$ 500,000	$ 155,000
0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10(13)	200,000	58,000
10.875% Sr. Nts., 8/1/09EUR	750,000	454,193
11.25% Sr. Nts., Series B, 11/1/09EUR	250,000	151,398

Versatel Telecom International NV, 11.25% Sr. Nts., 3/30/10EUR	600,000	360,538

Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08	500,000	152,50 0

WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(13)	750,000	176,250

Williams Communications Group, Inc.: 10.875% Sr. Unsec. Nts., 10/1/09	1,400,000	1,050,000
11.875% Sr. Unsec. Nts., 8/1/10(5)	800,000	620,000

Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10	350,000	232,750

XO Communications, Inc.: 9% Sr. Unsec. Nts., 3/15/08	250,000	193,750
9.625% Sr. Nts., 10/1/07	350,000	281,750
10.75% Sr. Unsec. Nts., 11/15/08	300,000	249,000
10.75% Sr. Unsec. Nts., 6/1/09	310,000	255,750
18,322,073

Media/Entertainment: Wireless Communications-4.2% Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07	100,000	34,500

Celcaribe SA, 14.50% Sr. Sec. Nts., 3/15/04(1)	90,000	49,950

CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(1)(10) (12)(13)	400,000	3,000

Crown Castle International Corp.: 0%/10.375% Sr. Disc. Nts., 5/15/11(13)	500,000	338,750
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(13)	500,000	402,500
10.75% Sr. Nts., 8/1/11	200,000	209,000

Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01(10)(12)	210,000	—

Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10	600,000	225,000

Horizon PCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., 10/1/10 and one warrant to purchase 12.9 shares of Cl. A common stock at $5.88 per share) (5)(13)(14)	1,000,000	415,000

IPCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., 7/15/10 and one warrant to purchase 2,971,830 shares of common stock)(5)(13)(14)	300,000	121,500

Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10	275,000	160,875

Microcell Telecommunications, Inc.: 0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(13)CAD	300,000	141,312
0%/14% Sr. Disc. Nts., Series B, 6/1/06CAD	300,000	288,000

Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(13)	410,000	323,900

Nextel Communications, Inc.: 0%/9.95% Sr. Disc. Nts., 2/15/08(13)	245,000	179,463
0%/10.65% Sr. Disc. Nts., 9/15/07(13)	1,200,000	951,000
9.375% Sr. Unsec. Nts., 11/15/09	600,000	561,000

Nextel Partners, Inc., 11% Sr. Nts., 3/15/10(5)	250,000	240,000

Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(5)	735,000	826,875

ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(1)(10)	200,000	21,000
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Media/Entertainment: Wireless Communications (continued) Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(10) (13)	$ 675,000	$ 178,875

Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(13)	900,000	481,500

Price Communications Wireless, Inc.: 9.125% Sr. Sec. Nts., Series B, 12/15/06	250,000	254,375
11.75% Sr. Sub. Nts., 7/15/07	275,000	292,875

Real Time Data Co., 13% Disc. Nts., 5/31/09(5)(9)	134,254	138,400

Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	300,000	277,500

SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(13)	1,200,000	936,000

Spectrasite Holdings, Inc.: 0%/12% Sr. Disc. Nts., 7/15/08(13)	500,000	310,000
10.75% Sr. Unsec. Nts., Series B, 3/15/10	600,000	559,500

Sprint Spectrum LP/Sprint Spectrum Finance Corp., 0%/12.50% Sr. Disc. Nts., 8/15/06(13)	65,000	64,775

TeleCorp PCS, Inc.: 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(13)	300,000	206,625
10.625% Sr. Unsec. Sub. Nts., 7/15/10	600,000	612,000

Tritel PCS, Inc., 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(13)	350,000	241,500

Triton PCS, Inc., 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(13)	400,000	318,000

US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(13)	900,000	414,000

VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09	1,906,827	2,052,223
12,830,773

Metals/Minerals-0.9% AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(13)	250,000	3,750

AK Steel Corp.: 7.875% Sr. Unsec. Nts., 2/15/09	500,000	446,250
9.125% Sr. Nts., 12/15/06	300,000	287,250

California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09	200,000	169,000

Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07	100,000	8,500

Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08(1)	500,000	261,250

International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08(1)	50,000	34,250

Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03	500,000	342,500

Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(13)	300,000	82,500

Metallurg, Inc., 11% Sr. Nts., 12/1/07	500,000	402,500

National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09	500,000	202,500

P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	500,000	500,625

Republic Technologies International LLC/RTI Capital Corp., 13.75% Sr. Sec. Nts., 7/15/09	200,000	21,000
2,761,875

Retail-0.2% Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(13)	550,000	280,500

Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08(1)	200,000	71,000

Finlay Enterprises, Inc., 9% Debs., 5/1/08	100,000	87,500

Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08	100,000	89,500
528,500
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Service—1.4% Allied Waste North America, Inc.: 7.875% Sr. Unsec. Nts., Series B, 1/1/09	$ 435,000	$ 405,638
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09	1,000,000	947,500

American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B, 10/15/08	425,000	411,188

AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(1)(13)	50,000	3,688

Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08(1)	100,000	33,500

Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08	300,000	271,125

Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07(1)	350,000	288,750

Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09	150,000	148,125

IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09	200,000	157,000

Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09	500,000	452,500

Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05(1)	400,000	258,000

Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(1)(10) (12)	400,000	6,000

United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09	550,000	420,750

URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09	500,000	504,375
4,308,139

Transportation-1.8% America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05	450,000	393,750

Amtran, Inc.: 9.625% Nts., 12/15/05(1)	100,000	83,500
10.50% Sr. Nts., 8/1/04(1)	700,000	623,875

Atlas Air, Inc.: 9.25% Sr. Nts., 4/15/08(1)	300,000	295,500
9.375% Sr. Unsec. Nts., 11/15/06	300,000	295,500
10.75% Sr. Nts., 8/1/05	125,000	129,375

Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06	500,000	137,500

Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07(10)	75,000	19,125

Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06	250,000	196,250

Dura Operating Corp., 9% Sr. Sub. Nts., Series B, 5/1/09EUR	400,000	311,715

Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08	500,000	497,500

Hayes Wheels International, Inc.: 9.125% Sr. Unsec. Sub. Nts., Series B, 7/15/07	250,000	166,250
11% Sr. Sub. Nts., 7/15/06	225,000	169,875

HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05(1)	150,000	45,000

Lear Corp., 9.50% Sub. Nts., 7/15/06	200,000	195,000

Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.675% first priority ship mtg. sr. sec. nts., 7/15/05 and one warrant to purchase five shares of common stock) (2)(14)	250,000	131,250

Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(5)	175,000	86,625

Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07	1,300,000	890,500

Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09	800,000	392,000

Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04	430,000	234,350

Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts., Series B, 12/15/03	300,000	303,000
5,597,440

Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Utility-0.8% AES Drax Energy Ltd., 11.25% Sr. Sec. Bonds, 8/30/10(5)GBP	400,000	$ 628,890

Azurix Corp., 10.75% Sr. Unsec. Nts., Series B, 2/15/10	200,000	197,000

Calpine Corp., 8.75% Sr. Nts., 7/15/07	230,000	221,581

Central Termica Guemes SA, 2% Unsec. Unsub. Bonds, 9/26/10(1)(2)	90,000	8,100

CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07	800,000	834,412

El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11	250,000	274,461

Funding Corp./Beaver Valley Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17(1)	199,000	214,920
2,379,364
Total Corporate Bonds and Notes (Cost $128,231,163)		103,825,353
	Shares

Preferred Stocks-1.7%

AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(9)	3,403	4,254

BankUnited Capital Trust, 10.25% Capital Securities, Non-Vtg.(1)	100,000	76,250

CGA Group Ltd., Series A(1)(9)	25,043	626,075

Contour Energy Co., $2.625 Cum. Cv.(12)	1,800	11,700

CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.(12)	46,000	821,100

Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.	2,000	75,500

Doane Products Co., 14.25% Jr. Sub. Debs., Non-Vtg.(1)	5,000	151,250

Dobson Communications Corp.: 12.25% Sr. Exchangeable, Non-Vtg.(9)	278	238,037
13% Sr. Exchangeable, Non-Vtg.(9)	363	327,607

e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(1)(9)	215	15,587

Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(1)(12)	5,000	81,875

Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(1)	4,990	9,980

Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A, Non-Vtg.(1)	20	302

ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(9)	151	15

Intermedia Communications, Inc., 7% Cv., Series E, Non-Vtg.	2,100	20,212

International Utility Structures, Inc.: 13%, Non-Vtg.(5)(9)	16	8,840
Units (each unit consists of $1,000 principal amount of 13% sr. exchangeable preferred stock and one warrant to purchase 30 shares of common stock)(1)(9)(14)	50	27,625

Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(9)(12)	6,061	758

Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(9)	133	113,383

Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(1)(9)	27	246,375

Premcor USA, Inc., 11.50% Cum. Sr., Non-Vtg.(1)(9)	67	11,893

PRIMEDIA, Inc.: 8.625% Exchangeable, Series H, Non-Vtg.	8,000	601,000
9.20% Exchangeable, Series F, Non-Vtg.	1,000	78,250

Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(9)	535	429,338

SF Holdings Group, Inc.: 13.75% Exchangeable(5)	2	6,050
13.75% Exchangeable, Series B, Non-Vtg.(9)	10	30,250

Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Preferred Stocks (continued)

Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(5)	4,600	$ 370,300

XO Communications, Inc.: 13.50% Sr., Series E(9)	277	128,113
14% Cum. Sr. Exchangeable Redeemable(9)	21,835	660,509
Total Preferred Stocks (Cost $8,788,900)	5,172,428

Common Stocks—0.2%

Aurora Foods, Inc.(1)(12)	5,313	6,475

Celcaribe SA(5)(12)	24,390	39,634

Chesapeake Energy Corp.(1)	20,099	193,327

COLT Telecom Group plc, ADR(12)	1,560	136,890

Forest Oil Corp.(12)	2,068	76,257

Geotek Communications, Inc.(1)(12)	90	1

ICO Global Communication Holdings Ltd.(12)	6,016	21,056

Intermedia Communications, Inc.(12)	34	244

OpTel, Inc., Non-Vtg.(1)(12)	210	2

Pathmark Stores, Inc.(12)	7,625	125,813

Premier Holdings Ltd.(1)(12)	18,514	185

Purina Mills, Inc.(12)	4,188	40,048

SF Holdings Group, Inc., Cl. C(1)(12)	370	1,850

Star Gas Partners LP	187	3,273

Wilshire Financial Services Group, Inc.(12)	6,273	7,841
WRC Media Corp.(1)(12)	1,082	11
Total Common Stocks (Cost $479,622)	652,907
	Units

Rights, Warrants and Certificates-0.1%

Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01	60	1,507

ASAT Finance LLC Wts., Exp. 11/1/06	250	7,625

CGA Group Ltd. Wts., Exp. 6/16/07(1)	16,000	4,800

Charles River Laboratories International, Inc. Wts., Exp. 10/1/09(1)	350	4,200

Clearnet Communications, Inc. Wts., Exp. 9/15/05	165	5,484

Comunicacion Celular SA Wts., Exp. 11/15/03(1)	200	3,025

Concentric Network Corp. Wts., Exp. 12/15/07(1)	100	43,038

Covergent Communications, Inc. Wts., Exp. 4/1/08(1)	400	4,200

Equinix, Inc. Wts., Exp. 12/1/07(1)	200	22,025

FirstWorld Communications, Inc. Wts., Exp. 4/15/08(5)	175	809

Geotek Communications, Inc. Wts., Exp. 7/15/05(1)	7,500	75

Golden State Bancorp, Inc. Wts., Exp. 1/1/01	2,404	2,855

Gothic Energy Corp. Wts.: Exp. 1/23/03	1,668	—
Exp. 1/23/03(1)	953	10
Exp. 5/1/05(1)	2,181	—
Exp. 9/1/04	2,800	—
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Rights, Warrants and Certificates (continued)

HF Holdings, Inc. Wts., Exp. 9/27/09(1)	530	$ 53

ICG Communications, Inc. Wts., Exp. 9/15/05	825	105

ICO Global Communication Holdings Ltd. Wts.: Exp. 5/16/06(1)	1,509	377
Exp. 5/16/06	2	2

In-Flight Phone Corp. Wts., Exp. 8/31/02	200	—

Insilco Corp. Wts., Exp. 8/15/07(1)	270	270

KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1)	725	1,496

Leap Wireless International, Inc. Wts., Exp. 4/15/10(1)	275	1,134

Long Distance International, Inc. Wts., Exp. 4/13/08(1)	200	20

Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1)	150	778

Mexico Value Rts., Exp. 6/30/03	744,750	—

Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(1)	600	24,861

Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1)	250	3

Ntelos, Inc. Wts., Exp. 8/15/10	450	1,406

Occidente y Caribe Celular SA Wts., Exp. 3/15/04(1)	800	12,100

Pathmark Stores, Inc. Wts., Exp. 9/19/10	5,710	27,479

PLD Telekom, Inc. Wts.: Exp. 3/31/03(1)	300	15
Exp. 6/1/06(1)	300	15

Real Time Data Co. Wts., Exp. 5/31/04(1)	36,431	364

Republic Technologies International LLC Wts., Exp. 7/15/09(1)	200	2

WAM!NET, Inc. Wts., Exp. 3/1/05(1)	1,500	13,688
Total Rights, Warrants and Certificates (Cost $42,321)	183,821
	Principal Amount

Structured Instruments-2.0%

Citibank NA (Nassau Branch), Mexican Nuevo Peso Linked Nts.: 19.75%, 6/27/02MXN	3,900,000	405,241
20.90%, 6/23/03MXN	3,845,000	401,167
21.20%, 6/16/03MXN	7,625,000	798,330
21.30%, 6/23/03MXN	1,920,000	201,522

Credit Suisse First Boston Corp. (New York Branch), Russian Obligatzii Federal’nogo Zaima Linked Nts.: Series 25030, Zero Coupon, 79.21%, 12/15/01(1)(8)RUR	950,000	23,775
Series 27001, 20.055%, 2/6/02(1)(2)RUR	956,950	28,073
Series 27001, 20.055%, 2/6/02(1)(2)RUR	277,180	8,131
Series 27002, 20.055%, 5/22/02(1)(2)RUR	1,201,670	34,569
Series 27002, 20.055%, 5/22/02(1)(2)RUR	277,180	7,974
Series 27003, 20.055%, 6/5/02(1)(2)RUR	4,138,220	118,670
Series 27003, 20.055%, 6/5/02(1)(2)RUR	277,180	7,949
Series 27003, 20.055%, 6/5/02(1)(2)RUR	3,150,400	90,343
Series 27004, 20.055%, 9/1/02(1)(2)RUR	277,180	7,778
Series 27004, 20.055%, 9/18/02(1)(2)RUR	3,297,310	92,530
Series 27005, 20.055%, 10/9/02(1)(2)RUR	12,522,980	343,864
Series 27005, 20.055%, 10/9/02(1)(2)RUR	277,180	7,611
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Structured Instruments (continued)

Credit Suisse First Boston Corp. (New York Branch), Russian Obligatzii Federal’nogo Zaima Linked Nts.: (continued) Series 27006, 20.055%, 1/22/03(1)(2)RUR	5,458,430	$ 145,881
Series 27006, 20.055%, 2/6/02(1)(2)RUR	277,180	7,408
Series 27007, 20.055%, 2/5/03(1)(2)RUR	277,180	7,412
Series 27007, 20.11%, 2/5/03(1)(2)RUR	7,104,450	189,971
Series 27008, 20.055%, 5/21/03(1)(2)RUR	3,315,240	86,392
Series 27008, 20.055%, 5/21/03(1)(2)RUR	277,180	7,223
Series 27009, 20.055%, 6/4/03(1)(2)RUR	3,783,430	98,897
Series 27009, 20.055%, 6/4/03(1)(2)RUR	277,180	7,245
Series 27009, 20.055%, 6/4/03(1)(2)RUR	2,561,555	66,958
Series 27010, 20.055%, 9/17/03(1)(2)RUR	2,047,150	52,511
Series 27010, 20.055%, 9/17/03(1)(2)RUR	277,180	7,110
Series 27011, 20.055%, 10/8/03(1)(2)RUR	3,646,190	91,250
Series 27011, 20.055%, 10/8/03(1)(2)RUR	277,180	6,937
Series 28001, 20.055%, 1/21/04(1)(2)RUR	277,180	6,779

Deutsche Bank AG, Mexican Nuevo Peso Linked Nts., Zero Coupon, 16.38%, 6/20/03(8)MXN	9,079,070	631,080

ING Barings LLC, Zero Coupon USD Russian Equity Linked Nts., 4/19/01	3,600	189,684

Russia (Government of) Federal Loan Obligatzii Federal’nogo Zaima Bonds, Series 27010, 20.055%, 9/17/03(1)(2)RUR	3,590,420	92,097

Salomon Smith Barney, Inc. Brazilian Real Linked Nts., 18.60%, 12/6/02BRR	1,261,440	647,539

Salomon Smith Barney, Inc. Turkish Lira Linked Nts., 11%, 3/13/01	850,000	864,323

Salomon, Inc. Brazilian Linked Nts., 21.30%, 12/2/03BRR	830,000	429,216
Total Structured Instruments (Cost $6,309,947)		6,213,440
	Date	Strike	Contracts

Options Purchased—0.0%

Mexican Nuevo Peso Put	1/11/01	9.70MXN(1)	2,500,000	10,969

United Mexican States Bonds, 11.50%, 5/15/26 Call	2/13/01	$124	565	4,803

Euro-Bundesobligation Futures, 3/8/01 Put	2/21/01	106 EUR	16	1,652
Total Options Purchased (Cost $23,824)				17,424
	Principal Amount

Repurchase Agreements-9.8%
Repurchase agreement with Banc One Capital Markets, Inc., 5.75%, dated 12/29/00, to be repurchased at $29,906,094 on 1/2/01, collateralized by U.S. Treasury Bonds, 6.625%-11.25%, 2/15/15-2/15/27, with a value of $5,544,034 and U.S. Treasury Nts., 5%-7.875%, 1/31/01-8/15/07, with a value of $24,983,264 (Cost $29,887,000)	$29,887,000	29,887,000

Total Investments, at Value (Cost $343,000,724)	103.0%	313,666,365

Liabilities in Excess of Other Assets	(3.0)	(9,104,739)
Net Assets	100.0%	$304,561,626
Statement of Investments (Continued)

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARP—Argentine Peso	GRD—Greek Drachma
BRR—Brazilian Real	IDR—Indonesian Rupiah
CAD—Canadian Dollar	JPY—Japanese Yen
DEM—German Mark	MXN—Mexican Nuevo Peso
EUR—Euro	NOK—Norwegian Krone
FRF—French Franc	RUR—Russian Ruble
GBP—British Pound Sterling	ZAR—South African Rand
1. Identifies issues considered to be illiquid or restricted-See Note 8 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. When-issued security to be delivered and settled after December 31, 2000.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,307,145 or 3.38% of the Fund’s net assets as of December 31, 2000.
6. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
7. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:
	Contracts/Principal Subject to Call/Put	Expiration Date	Exercise Price	Premium Received	Market Value See Note 1

Argentina (Republic of) Global Unsec. Unsub. Bonds, Series BGL5, 11.375% 1/30/17 Call	275	2/12/01	84.50%	$ 8,524	$ 14,162

Argentina (Republic of) Global Unsec. Unsub. Bonds, Series BGL5, 11.375% 1/30/17 Put	275	2/12/01	84.50	12,100	2,475

Euro-Bundesobligation Futures, 3/8/01 Put	16	2/21/01	105.00	1,187	1,052

Euro-Bundesobligation Futures, 3/8/01 Put	16	2/21/01	105.50	2,025	1,052

United Mexican States Bonds, 11.50%, 5/15/26 Put	565	2/13/01	122.00	25,706	< u> 12,995
				$49,542	$31,736
8. Zero-coupon bond reflects the effective yield on the date of purchase.
9. Interest or dividend is paid in kind.
10. Issuer is in default.
11. Securities with an aggregate market value of $283,300 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
12. Non-income-producing security.
13. Denotes a step bond: a zero-coupon bond that converts to a fixed or variable interest rate at a designated future date.
14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

See accompanying Notes to Financial Statements.
Statement of Assets and Liabilities December 31, 2000

Assets Investments, at value (cost $343,000,724)—see accompanying statement	$313,666,365

Cash	59,913

Cash-foreign currencies (cost $16,961)	16,559

Unrealized appreciation on foreign currency contracts	451,635

Receivables and other assets: Interest and principal paydowns	5,615,389
Shares of beneficial interest sold	233,685
Daily variation on futures contracts	31,739
Closed foreign currency contracts	27,617
Other	4,846
Total assets	320,107,748

Liabilities Unrealized depreciation on foreign currency contracts	169,188

Options written, at value (premiums received $49,542)—see accompanying statement	31,736
Payables and other liabilities: Investments purchased on a when-issued basis	15,185,500
Shares of beneficial interest redeemed	134,866
Trustees’ compensation	435
Transfer and shareholder servicing agent fees	88
Other	24,309
Total liabilities	15,546,122

Net Assets	$304,561,626

Composition of Net Assets Par value of shares of beneficial interest	$ 64,908

Additional paid-in capital	324,493,031

Overdistributed net investment income	(692,961)

Accumulated net realized gain on investments and foreign currency transactions	8,963,227

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(28,266,579)
Net assets-applicable to 64,908,276 shares of beneficial interest outstanding	$304,561,626

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$4.69
See accompanying Notes to Financial Statements.
Statement of Operations For the Year Ended December 31, 2000

Investment Income Interest	$ 28,433,014

Dividends (net of foreign withholding taxes of $74)	617,017
Total income	29,050,031

Expenses Management fees	2,147,021

Custodian fees and expenses	51,517

Transfer and shareholder servicing agent fees	2,004

Trustees’ compensation	1,897

Other	93,075
Total expenses	2,295,514
Less expenses paid indirectly	(12,602)
Net expenses	2,282,912

Net Investment Income	26,767,119

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on: Investments (including premiums on options exercised)	(2,036,973)
Closing of futures contracts	446,186
Closing and expiration of option contracts written	115,770
Foreign currency transactions	(7,125,773)
Net realized loss	(8,600,790)

Net change in unrealized appreciation (depreciation) on: Investments	(14,443,563)
Translation of assets and liabilities denominated in foreign currencies	3,882,872
Net change	(10,560,691)
Net realized and unrealized loss	(19,161,481)

Net Increase in Net Assets Resulting from Operations	$ 7,605,638
See accompanying Notes to Financial Statements.
Statements of Changes in Assets

	Year Ended December 31,
	2000	1999

Operations Net investment income	$ 26,767,119	$ 25,290,430

Net realized gain (loss)	(8,600,790)	(8,363,827)

Net change in unrealized appreciation (depreciation)	(10,560,691)	(8,793,283)
Net increase in net assets resulting from operations	7,605,638	8,133,320

Dividends and/or Distributions to Shareholders Dividends from net investment income	(23,001,014)	(15,617,496)

Beneficial Interest Transactions Net increase in net assets resulting from beneficial interest transactions	37,871,384	10,369,398

Net Assets Total increase	22,476,008	2,885,222

Beginning of period	282,085,618	279,200,396
End of period [including undistributed (overdistributed) net investment income of $(692,961) and $22,685,394, respectively]	$304,561,626	$282,085,618
See accompanying Notes to Financial Statements.
Financial Highlights

	Year Ended December 31,
	2000	1999	1998	1997	1996

Per Share Operating Data Net asset value, beginning of period	$4.97	$5.12	$5.12	$5.09	$4.91

Income (loss) from investment operations: Net investment income	.41	.45	.39	.39	.38
Net realized and unrealized gain (loss)	(.28)	(.31)	(.24)	.04	.19

Total income from investment operations	.13	.14	.15	.43	.57

Dividends and/or distributions to shareholders: Dividends from net investment income	(.41)	(.29)	(.09)	(.39)	(.39)
Distributions from net realized gain	—	—	(.06)	(.01)	—

Total dividends and/or distributions to shareholders	(.41)	(.29)	(.15)	(.40)	(.39)

Net asset value, end of period	$4.69	$4.97	$5.12	$5.12	$5.09

Total Return, at Net Asset Value(1)	2.63%	2.83%	2.90%	8.71%	12.07%

Ratios/Supplemental Data Net assets, end of period (in thousands)	$304,562	$282,086	$279,200	$207,839	$118,716

Average net assets (in thousands)	$289,923	$278,668	$250,227	$159,934	$ 82,604

Ratios to average net assets:(2) Net investment income	9.23%	9.08%	8.17%	8.23%	8.48%
Expenses	0.79%	0.78%	0.80%(3)	0.83%(3)	0.85%(3)

Portfolio turnover rate	104%	81%	134%	150%	144%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
See accompanying Notes to Financial Statements.
Notes of Financial Statements

1. Significant Accounting Policies
Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income principally derived from interest on debt securities and seeks to enhance that income by writing covered call options on debt securities. The Trust’s investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes’ volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of December 31, 2000, the market value of these securities comprised 2.0% of the Fund’s net assets and resulted in unrealized losses in the current period of $96,507. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of December 31, 2000, the Fund had entered into net outstanding when-issued or forward commitments of $15,185,500.
In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2000, securities with an aggregate market value of $324,655, representing 0.11% of the Fund’s net assets, were in default.
Notes of Financial Statements(Continued)

1. Significant Accounting Policies(continued) Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $1,421,939, a decrease in undistributed net investment income of $27,144,460, and a decrease in accumulated net realized loss on investments of $25,722,521. This reclassification includes $1,421,939 distributed in connection with Fund share redemptions which increased paid-in capital and increased accumulated net realized loss. Net assets of the Fund were unaffected by the reclassifications.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
Notes of Financial Statements(Continued)

1. Significant Accounting Policies(continued)
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
        The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $613,110 decrease to cost of securities and a corresponding $613,110 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:
	Year Ended December 31, 2000		Year Ended December 31, 1999
	Shares	Amount	Shares	Amount

Sold	20,188,925	$ 95,290,874	13,301,419	$ 65,503,594
Dividends and/or distributions reinvested	4,957,115	23,001,014	3,226,755	15,617,496
Redeemed	(16,965,820)	(80,420,504)	(14,369,937)	(70,751,692)
Net increase	8,180,220	$ 37,871,384	2,158,237	$ 10,369,398

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $296,339,703 and $289,241,680, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $343,842,588 was:
Gross unrealized appreciation	$ 6,036,892
Gross unrealized depreciation	(36,213,114)
Net unrealized depreciation	$(30,176,222)

4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund’s management fee for the year ended December 31, 2000, was an annualized rate of 0.74%, before any waiver by the Manager if applicable.
Notes of Financial Statements (Continued)

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
        The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
        The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
        Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.
As of December 31, 2000, the Fund had outstanding foreign currency contracts as follows:
Contract Description	Expiration Date	Contract Amount(000s)	Valuation as of December 31, 2000	Unrealized Appreciation	Unrealized Depreciation

Contracts to Purchase Euro (EUR)	1/22/01-2/7/01	5,340 EUR	$5,020,921	$375,782	$ —

Contracts to Sell British Pound Sterling (GBP)	1/16/01-1/29/01	2,135 GBP	3,190,538	—	(140,448)
Canadian Dollar (CAD)	1/31/01	1,800 CAD	1,199,244	—	(28,740)
Japanese Yen (JPY)	1/24/01-9/10/01	139,065 JPY	1,240,427	75,853	—
				75,853	(196,188)
Total Unrealized Appreciation and Depreciation				$451,635	$(169,188)

6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices “financial futures” or debt securities “interest rate futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
        The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed-income securities.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
Notes of Financial Statements (Continued)

6. Futures Contracts (continued)
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
        Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
As of December 31, 2000, the Fund had outstanding futures contracts as follows:
Contract Description	Expiration Date	Number of Contracts	Valuation as of December 31, 2000	Unrealized Appreciation

Contracts to Purchase U.S. Long Bond	3/21/01	25	$ 2,615,625	$ 5,469
U.S. Treasury Nts., 5 yr.	3/21/01	54	5,592,375	113,906
U.S. Treasury Nts., 10 yr.	3/21/01	185	19,398,984	607,030
				726,405
Contracts to Sell United Kingdom Long Gilt	3/28/01	3	517,378	134
				$726,539

7. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
        The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
        Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
        Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
Notes of Financial Statements (Continued)

Written option activity for the year ended December 31, 2000, was as follows:
	Call Options		Put Options
	Number of Contracts/Principal	Number of Premiums	Number of Contracts/Principal	Number of Premiums
Options outstanding as of December 31, 1999	144,000,000	$ 14,910	3,347,205	$ 55,420
Options written	4,550	149,723	5,989,502	131,326
Options closed or expired	(144,001,930)	(32,760)	(6,804,690)	(87,429)
Options exercised	(2,345)	(123,349)	(2,531,145)	(58,299)
Options outstanding as of December 31, 2000	275	$ 8,524	872	$ 41,018

8. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $20,964,479, which represents 6.88% of the Fund’s net assets, of which $824,567 is considered restricted. Information concerning restricted securities is as follows:
Contract Description	Acquisition Date	Cost Per Unit	Valuation Per Unit as of December 31, 2000	Unrealized Appreciation

Stocks and Warrants CGA Group Ltd., Preferred Stock, Series A	6/17/97-
	10/4/00	$25.00	$25.00	$ —
CGA Group Ltd. Wts., Exp. 6/16/07	6/17/97	0.00	0.30	4,800
Chesapeake Energy Corp.	6/27/00	7.45	9.62	43,604
Geotek Communications, Inc.	4/6/00	0.00	0.01	1
Real Time Data Co. Wts., Exp. 5/31/04	6/30/99	0.01	0.01	—
Currency Russian Ruble	12/6/00-
	12/22/00	0.04	0.04	—
Independent Auditors’ Report

To the Board of Trustees and Shareholders of Oppenheimer Strategic Bond Fund/VA:

        We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Bond Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Bond Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Denver, Colorado January 23, 2001
Shareholder Meeting (Unaudited)

On September 20, 2000, a shareholder meeting was held at which the following items and proposals were approved, as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal No. 1:
Election of Trustees
Nominee	For	Withheld/Abstain	Total

William L. Armstrong	525,148,434.513	12,998,236.894	538,146,671.407
Robert G. Avis	525,194,975.808	12,951,695.599	538,146,671.407
George C. Bowen	525,246,167.352	12,900,504.055	538,146,671.407
Edward L. Cameron	525,257,205.636	12,889,465.771	538,146,671.407
Jon S. Fossel	525,310,855.983	12,835,815.424	538,146,671.407
Sam Freedman	525,227,181.129	12,919,490.278	538,146,671.407
Raymond J. Kalinowski	524,816,532.104	13,330,139.303	538,146,671.407
C. Howard Kast	524,372,698.626	13,773,972.781	538,146,671.407
Robert M. Kirchner	524,456,936.182	13,689,735.225	538,146,671.407
Bridget A. Macaskill	525,301,814.052	12,844,857.355	538,146,671.407
F. William Marshall	525,238,164.224	12,908,507.183	538,146,671.407
James C. Swain	525,158,864.886	12,987,806.521	538,146,671.407
For	Against	Withheld/Abstain	Total

Proposal No. 2: Ratification of the selection of Deloitte & Touche LLP as independent auditors for the Fund for the fiscal year beginning January 1, 2001.
513,094,436.430	5,088,293.356	19,963,941.621	538,146,671.407
Proposal No. 3(a): Approval to eliminate the fundamental policy for Oppenheimer Strategic Bond Fund/VA on investing in the securities of companies for the purpose of exercising control of management.
55,848,273.034	2,490,326.041	2,347,955.438	60,686,554.513
Proposal No. 3(b): Approval to eliminate the fundamental policy for Oppenheimer Strategic Bond Fund/VA on purchasing the securities of issuers in which officers or trustees have an interest.
54,235,244.748	4,095,148.351	2,356,161.414	60,686,554.513
Proposal No. 3(c): Approval to eliminate the fundamental policy for Oppenheimer Strategic Bond Fund/VA on investing in oil, gas or other mineral explorations or development programs.
56,210,281.987	1,919,937.300	2,556,335.226	60,686,554.513
Proposal No. 4: Approval to change four of the fundamental policies for Oppenheimer Strategic Bond Fund/VA to permit the Fund to participate in an inter-fund lending arrangement.
55,683,413.996	2,434,491.756	2,568,648.761	60,686,554.513
Proposal No. 5: Approval to revise the investment objective of Oppenheimer Strategic Bond Fund/VA.
56,790,298.763	1,119,454.740	2,776,801.010	60,686,554.513
Proposal No. 6: Approval of authorizing the Trustees to adopt an Amended and Restated Declaration of Trust.
487,784,405.554	19,090,438.484	31,271,827.369	538,146,671.407
Federal Income Tax Information (Unaudited)

In early 2001 shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2000. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
        Dividends paid by the Fund during the fiscal year ended December 31, 2000, which are not designated as capital gain distributions should be multiplied by 3.92% to arrive at the net amount eligible for the corporate dividend-received deduction.
The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
Oppenheimer Strategic Bond Fund/VA
A Series of Oppenheimer Variable Account Funds

Officers and Trustees	James C. Swain, Trustee and Chairman of the Board
Bridget A. Macaskill, Trustee and President
William L. Armstrong, Trustee
Robert G. Avis, Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
F. William Marshall, Trustee
David P. Negri, Vice President
Arthur P. Steinmetz, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor	OppenheimerFunds, Inc.

Transfer Agent	OppenheimerFunds Services

Custodian of Portfolio Securities	The Bank of New York

Independent Auditors	Deloitte & Touche LLP

Legal Counsel	Myer, Swanson, Adams & Wolf, P.C.

For more complete information about Oppenheimer Strategic Bond Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

©Copyright 2001 OppenheimerFunds, Inc. All rights reserved.